Financial instruments (FI) - Assets measured at fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and Due from Banks	SFr 525	SFr 356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	50,773	40,219
Trading assets	157,338	153,797
Available-for-sale Securities, Debt Securities	607	1,006
Other investments	3,794	3,550
Loans	11,408	12,662
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	8,373	10,402
Other assets - of which failed purchases	1,451	1,643
Netting impact	(120,600)	(97,900)
Total assets at fair value, measured at net asset value per share	1,378	1,804
Recurring basis
Assets
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	50,773	40,219
Trading assets	157,338	153,797
Available-for-sale Securities, Debt Securities	607	1,006
Other investments	3,794	3,550
Loans	11,408	12,662
Loans - of which commercial and industrial	3,534	3,774
Loans - of which financial institutions	4,588	4,931
Loans - of which government and public institutions		3,031
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	8,373	10,402
Other assets - of which loans held-for-sale	6,446	8,213
Other assets - of which failed purchases	1,389
Netting impact	(120,635)	(98,053)
Total assets at fair value	290,992	307,792
Recurring basis | Other equity investments
Assets
Other investments	2,759	2,081
Recurring basis | Life finance instruments
Assets
Other investments	920	1,052
Recurring basis | Debt securities
Assets
Trading assets	64,395	66,994
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,957	26,963
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,477	12,049
Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,439	23,516
Recurring basis | Equity securities
Assets
Trading assets	63,237	64,542
Recurring basis | Derivative instruments
Assets
Trading assets	25,531	17,731
Netting impact	(119,731)	(97,606)
Recurring basis | Trading assets
Assets
Netting impact	(119,731)	(97,606)
Recurring basis | Other
Assets
Trading assets	4,175	4,530
Recurring basis | Other assets
Assets
Netting impact	(904)	(447)
Recurring basis | Level 1
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	44,074	36,438
Trading assets	87,710	85,559
Available-for-sale Securities, Debt Securities	2	2
Other investments	13	24
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which government and public institutions		0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	137	101
Other assets - of which loans held-for-sale	0	0
Other assets - of which failed purchases	109
Total assets at fair value	131,936	122,124
Recurring basis | Level 1 | Other equity investments
Assets
Other investments	13	24
Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 1 | Debt securities
Assets
Trading assets	16,321	19,430
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	15,908	19,281
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	353	16
Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0	0
Recurring basis | Level 1 | Equity securities
Assets
Trading assets	60,044	60,675
Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	9,297	3,539
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	3,036	1,091
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	42	23
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	6,150	2,417
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Assets
Trading assets		0
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	22	5
Recurring basis | Level 1 | Other
Assets
Trading assets	2,048	1,915
Recurring basis | Level 2
Assets
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	6,598	3,780
Trading assets	181,166	157,151
Available-for-sale Securities, Debt Securities	605	1,004
Other investments	6	5
Loans	7,739	8,945
Loans - of which commercial and industrial	2,187	2,491
Loans - of which financial institutions	3,506	3,730
Loans - of which government and public institutions		2,200
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	7,315	8,902
Other assets - of which loans held-for-sale	4,870	6,594
Other assets - of which failed purchases	1,229
Total assets at fair value	261,948	265,699
Recurring basis | Level 2 | Other equity investments
Assets
Other investments	6	5
Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 2 | Debt securities
Assets
Trading assets	45,766	45,641
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,909	7,484
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	9,799	10,905
Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	20,882	23,199
Recurring basis | Level 2 | Equity securities
Assets
Trading assets	2,466	2,862
Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	132,054	108,264
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	71,043	66,764
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	24,259	21,754
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	31,945	13,918
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Assets
Trading assets		5,336
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	110	66
Recurring basis | Level 2 | Other
Assets
Trading assets	880	384
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	101	1
Trading assets	7,535	7,885
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,054	2,523
Loans	3,669	3,717
Loans - of which commercial and industrial	1,347	1,283
Loans - of which financial institutions	1,082	1,201
Loans - of which government and public institutions		831
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	1,825	1,846
Other assets - of which loans held-for-sale	1,576	1,619
Other assets - of which failed purchases	51
Total assets at fair value	16,364	16,216
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,132	1,463
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	920	1,052
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	2,253	1,923
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	140	198
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	1,270	1,128
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	557	317
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	124	197
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	3,911	3,534
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	733	554
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	143	152
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,186	1,040
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets		879
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,079	909
Recurring basis | Level 3 | Other
Assets
Trading assets	1,247	2,231
Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	658	808
Other investments	721	998
Total assets at fair value	1,379	1,806
Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	608	589
Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	55
Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	55
Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	603	808
Nonrecurring basis
Assets
Other investments	543	1
Loans	71
Other intangible assets (mortgage servicing rights), at fair value		10
Other assets	201	60
Total assets at fair value	815	71
Nonrecurring basis | Equity securities
Assets
Other investments	303
Nonrecurring basis | Equity securities (without a readily determinable fair value) [Member]
Assets
Other investments	227
Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	136	29
Other assets - of which premises, equipment and right-of-use assets	58	5
Other assets - of which real estate held-for-sale		26
Nonrecurring basis | Level 1
Assets
Other investments	0	0
Loans	0
Other intangible assets (mortgage servicing rights), at fair value		0
Other assets	0	0
Total assets at fair value	0	0
Nonrecurring basis | Level 1 | Equity securities
Assets
Other investments	0
Nonrecurring basis | Level 1 | Equity securities (without a readily determinable fair value) [Member]
Assets
Other investments	0
Nonrecurring basis | Level 1 | Other assets
Assets
Other assets - of which loans held-for-sale	0	0
Other assets - of which premises, equipment and right-of-use assets	0	0
Other assets - of which real estate held-for-sale		0
Nonrecurring basis | Level 2
Assets
Other investments	217	0
Loans	67
Other intangible assets (mortgage servicing rights), at fair value		0
Other assets	104	0
Total assets at fair value	388	0
Nonrecurring basis | Level 2 | Equity securities
Assets
Other investments	0
Nonrecurring basis | Level 2 | Equity securities (without a readily determinable fair value) [Member]
Assets
Other investments	217
Nonrecurring basis | Level 2 | Other assets
Assets
Other assets - of which loans held-for-sale	97	0
Other assets - of which premises, equipment and right-of-use assets	4	0
Other assets - of which real estate held-for-sale		0
Nonrecurring basis | Level 3
Assets
Other investments	326	1
Loans	4
Other intangible assets (mortgage servicing rights), at fair value		10
Other assets	97	60
Total assets at fair value	427	71
Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	303
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) [Member]
Assets
Other investments	10
Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	39	29
Other assets - of which premises, equipment and right-of-use assets	54	5
Other assets - of which real estate held-for-sale		26
Bank
Assets
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	50,773	40,219
Trading assets	157,511	153,895
Available-for-sale Securities, Debt Securities	605	1,004
Other investments	3,793	3,548
Loans	11,408	12,661
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	8,373	10,402
Other assets - of which failed purchases	1,451	1,643
Netting impact	(120,600)	(97,900)
Total assets at fair value, measured at net asset value per share	1,377	1,802
Bank | Recurring basis
Assets
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	50,773	40,219
Trading assets	157,511	153,895
Available-for-sale Securities, Debt Securities	605	1,004
Other investments	3,793	3,548
Loans	11,408	12,661
Loans - of which commercial and industrial	3,534	3,774
Loans - of which financial institutions	4,588	4,931
Loans - of which government and public institutions		3,030
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	8,373	10,402
Other assets - of which loans held-for-sale	6,446	8,213
Other assets - of which failed purchases	1,389
Netting impact	(120,635)	(98,053)
Total assets at fair value	291,162	307,885
Bank | Recurring basis | Other equity investments
Assets
Other investments	2,760	2,081
Bank | Recurring basis | Life finance instruments
Assets
Other investments	920	1,052
Bank | Recurring basis | Debt securities
Assets
Trading assets	64,532	67,030
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,957	26,963
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,614	12,085
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,439	23,516
Bank | Recurring basis | Equity securities
Assets
Trading assets	63,273	64,604
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	25,531	17,730
Netting impact	(119,731)	(97,606)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(119,731)	(97,606)
Bank | Recurring basis | Other
Assets
Trading assets	4,175	4,531
Bank | Recurring basis | Other assets
Assets
Netting impact	(904)	(447)
Bank | Recurring basis | Level 1
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	44,074	36,438
Trading assets	87,746	85,622
Available-for-sale Securities, Debt Securities	1	0
Other investments	13	24
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which government and public institutions		0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	137	101
Other assets - of which loans held-for-sale	0	0
Other assets - of which failed purchases	109
Total assets at fair value	131,971	122,185
Bank | Recurring basis | Level 1 | Other equity investments
Assets
Other investments	13	24
Bank | Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0	0
Bank | Recurring basis | Level 1 | Debt securities
Assets
Trading assets	16,321	19,430
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	15,908	19,281
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	353	16
Bank | Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0	0
Bank | Recurring basis | Level 1 | Equity securities
Assets
Trading assets	60,080	60,737
Bank | Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	9,297	3,539
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	3,036	1,091
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	42	23
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	6,150	2,417
Bank | Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Assets
Trading assets		0
Bank | Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	22	5
Bank | Recurring basis | Level 1 | Other
Assets
Trading assets	2,048	1,916
Bank | Recurring basis | Level 2
Assets
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	6,598	3,780
Trading assets	181,303	157,186
Available-for-sale Securities, Debt Securities	604	1,004
Other investments	6	5
Loans	7,739	8,945
Loans - of which commercial and industrial	2,187	2,491
Loans - of which financial institutions	3,506	3,730
Loans - of which government and public institutions		2,200
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	7,315	8,902
Other assets - of which loans held-for-sale	4,870	6,594
Other assets - of which failed purchases	1,229
Total assets at fair value	262,084	265,734
Bank | Recurring basis | Level 2 | Other equity investments
Assets
Other investments	6	5
Bank | Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0	0
Bank | Recurring basis | Level 2 | Debt securities
Assets
Trading assets	45,903	45,677
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,909	7,484
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	9,936	10,941
Bank | Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	20,882	23,199
Bank | Recurring basis | Level 2 | Equity securities
Assets
Trading assets	2,466	2,862
Bank | Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	132,054	108,263
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	71,043	66,763
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	24,259	21,754
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	31,945	13,918
Bank | Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Assets
Trading assets		5,336
Bank | Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	110	66
Bank | Recurring basis | Level 2 | Other
Assets
Trading assets	880	384
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	101	1
Trading assets	7,535	7,885
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,054	2,523
Loans	3,669	3,716
Loans - of which commercial and industrial	1,347	1,283
Loans - of which financial institutions	1,082	1,201
Loans - of which government and public institutions		830
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	1,825	1,846
Other assets - of which loans held-for-sale	1,576	1,619
Other assets - of which failed purchases	51
Total assets at fair value	16,364	16,215
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,132	1,463
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	920	1,052
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	2,253	1,923
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	140	198
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	1,270	1,128
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	557	317
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	124	197
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	3,911	3,534
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	733	554
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	143	152
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,186	1,040
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets		879
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,079	909
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	1,247	2,231
Bank | Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	658	808
Other investments	720	996
Total assets at fair value	1,378	1,804
Bank | Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	609	589
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	55
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	55
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	603	808
Bank | Nonrecurring basis
Assets
Other investments	543	1
Loans	71
Other intangible assets (mortgage servicing rights), at fair value		10
Other assets	201	60
Total assets at fair value	815	71
Bank | Nonrecurring basis | Equity securities
Assets
Other investments	303
Bank | Nonrecurring basis | Equity securities (without a readily determinable fair value) [Member]
Assets
Other investments	227
Bank | Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	136	29
Other assets - of which premises, equipment and right-of-use assets	58	5
Other assets - of which real estate held-for-sale		26
Bank | Nonrecurring basis | Level 1
Assets
Other investments	0	0
Loans	0
Other intangible assets (mortgage servicing rights), at fair value		0
Other assets	0	0
Total assets at fair value	0	0
Bank | Nonrecurring basis | Level 1 | Equity securities
Assets
Other investments	0
Bank | Nonrecurring basis | Level 1 | Equity securities (without a readily determinable fair value) [Member]
Assets
Other investments	0
Bank | Nonrecurring basis | Level 1 | Other assets
Assets
Other assets - of which loans held-for-sale	0	0
Other assets - of which premises, equipment and right-of-use assets	0	0
Other assets - of which real estate held-for-sale		0
Bank | Nonrecurring basis | Level 2
Assets
Other investments	217	0
Loans	67
Other intangible assets (mortgage servicing rights), at fair value		0
Other assets	104	0
Total assets at fair value	388	0
Bank | Nonrecurring basis | Level 2 | Equity securities
Assets
Other investments	0
Bank | Nonrecurring basis | Level 2 | Equity securities (without a readily determinable fair value) [Member]
Assets
Other investments	217
Bank | Nonrecurring basis | Level 2 | Other assets
Assets
Other assets - of which loans held-for-sale	97	0
Other assets - of which premises, equipment and right-of-use assets	4	0
Other assets - of which real estate held-for-sale		0
Bank | Nonrecurring basis | Level 3
Assets
Other investments	326	1
Loans	4
Other intangible assets (mortgage servicing rights), at fair value		10
Other assets	97	60
Total assets at fair value	427	71
Bank | Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	303
Bank | Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) [Member]
Assets
Other investments	10
Bank | Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	39	29
Other assets - of which premises, equipment and right-of-use assets	SFr 54	5
Other assets - of which real estate held-for-sale		SFr 26